Shareholder Report, Average Annual Return (Details) 193811_Innovator U.S. Equity Ultra Buffer ETF - September_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	74 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - September
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - September NAV
Average Annual Return, Percent	12.78%	8.57%	7.86%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	16.55%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	14.75%